Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity The Articles of Association of CNH Industrial N.V. provide for authorized share capital of €40 million, divided into 2 billion common shares and 2 billion special voting shares to be held with associated common shares, each with a per share par value of €0.01. As of December 31, 2021, the Company’s share capital was €18 million (equivalent to $25 million), fully paid-in, and consisted of 1,364,400,196 common shares (1,356,077,000 common shares outstanding, net of 8,323,196 common shares held in treasury by the
Company as described in the following section) and 396,474,276 special voting shares (371,218,250 special voting shares outstanding, net of 25,256,026 special voting shares held in treasury by the Company as described in the section below).
Changes in the composition of the share capital of CNH Industrial during 2021, 2020, and 2019 are as follows:

(number of shares)	CNH Industrial N.V. Common Shares	CNH Industrial N.V. Loyalty Program Special Voting Shares	Total CNH Industrial N.V. Shares
Total CNH Industrial N.V. shares at December 31, 2018	1,353,831,958	388,725,624	1,742,557,582
Capital increase	2,568,751	—	2,568,751
Common Stock Repurchase	(6,268,592)	—	(6,268,592)
Retirement of special voting shares	—	(774,458)	(774,458)
Total CNH Industrial N.V. shares at December 31, 2019	1,350,132,117	387,951,166	1,738,083,283
Capital increase	3,778,354	—	3,778,354
Common stock repurchases	—	—	—
Retirement of special voting shares	—	(16,623,012)	(16,623,012)
Total CNH Industrial N.V. shares at December 31, 2020	1,353,910,471	371,328,154	1,725,238,625
Capital increase	2,166,529	—	2,166,529
Common stock repurchases	—	—	—
Retirement of special voting shares	—	(109,904)	(109,904)
Total CNH Industrial N.V. shares at December 31, 2021	1,356,077,000	371,218,250	1,727,295,250
During the year ended December 31, 2021 and 2020, 0.1 million and 16.6 million special voting shares, respectively, were acquired by the Company following the de-registration of the corresponding number of qualifying common shares from the Loyalty Register, net of transfer and allocation of special voting shares in accordance with the Special Voting Shares – Terms and Conditions.
Furthermore, during the years ended December 31, 2021 and 2020, the Company delivered 2.2 million and 3.8 million common shares, respectively, under the Company’s stock compensation plan, primarily due to the vesting or exercise of share-based awards. See “Note 17: Share Based Compensation” for further discussion.
Loyalty Voting Program
In order to reward long-term ownership of the Company’s common shares and promote stability of its shareholder base, the Articles of Association of CNH Industrial N.V. provide for a loyalty voting program that grants eligible long-term shareholders the equivalent of two votes for each CNH Industrial N.V. common share that they hold. This has been accomplished through the issuance of special voting shares.
A shareholder may at any time elect to participate in the loyalty voting program by requesting the registration of all or some of the common shares held by such shareholder in a separate register (the “Loyalty Register”) of the Company. If such common shares have been registered in the Loyalty Register for an uninterrupted period of three years in the name of the same shareholder, such shares will become “Qualifying Common Shares” and the relevant shareholder will be entitled to receive one special voting share for each such Qualifying Common Share which can be retained only for so long as the shareholder retains the associated common share and registers it in the Loyalty Register.
Shareholders are not required to pay any amount to the Company in connection with the allocation of the special voting shares.
The common shares are freely transferable, while, special voting shares are transferable exclusively in limited circumstances and they are not listed on the NYSE or the Euronext Milan. In particular, at any time, a holder of common shares that are Qualifying Common Shares who wants to transfer such common shares other than in limited specified circumstances (e.g., transfers to affiliates or relatives through succession, donation or other transfers) must request a de-registration of such Qualifying Common Shares from the Loyalty Register. After de-registration from the Loyalty Register, such common shares no longer qualify as Qualifying Common Shares and, as a result, the holder of such common shares is required to transfer the special voting shares associated with the transferred common shares to the Company for no consideration.
The special voting shares have minimal economic entitlements as the purpose of the special voting shares is to grant long-term shareholders with an extra voting right by means of granting an additional special voting share, without granting such shareholders with any additional economic rights. However, as a matter of Dutch law, such special voting shares cannot be fully excluded from economic entitlements. Therefore, the Articles of Association provide that only a minimal dividend accrues to the special voting shares, which is not distributed, but allocated to a separate special dividend reserve. The impact of this special voting dividend reserve on the earnings per share of the common shares is not material.
Treasury Shares
In order to maintain the necessary operating flexibility over an adequate time period, including the implementation of the program in place, on April 16, 2020, the Annual General Meeting ("AGM") granted to the Board of Directors the authority to acquire common shares in the capital of the Company through stock exchange trading on the Euronext Milan and the NYSE or otherwise for a period of 18 months (i.e., up to and including October 15, 2021). Under such authorization the Board's authority is limited to a maximum of up to 10% of the issued common shares as of the date of the AGM and, in compliance with applicable rules and regulations, subject to a maximum price per common share equal to the average of the highest price on each of the five trading days prior to the date of acquisition, as shown in the Official Price List of the Euronext Milan or NYSE (as the case may be) plus 10% (maximum price) and to a minimum price per common share equal to the average of the lowest price on each of the five trading days prior to the date of acquisition, as shown in the Official Price List of the Euronext Milan or NYSE (as the case may be) minus 10% (minimum price).
Neither the renewal of the authorization, nor the launch of any program obliges the Company to buy-back any common shares. The launch of any new program will be subject to a further resolution of the Board of Director. In any event, such programs may be suspended, discontinued or modified at any time for any reason and without previous notice, in accordance with applicable laws and regulations.
During the year ended December 31, 2021, the Company repurchased no shares of its common stock on the Euronext Milan and on multilateral trading facilities ("MTFs") under the buy-back program. As of December 31, 2021, the Company held 8.3 million common shares in treasury, net of transfers of common shares to fulfill its obligations under its stock compensation plans, at an aggregate cost of $81 million. Depending on market and business conditions and other factors, the Company may continue or suspend purchasing its common stock at any time without notice.
At the 2022 Annual General Meeting of Shareholders, the Board of Directors intends to recommend to the Company’s shareholders the renewal of the authorization to repurchase up to a maximum of 10% of the Company’s issued common shares.
During the year ended December 31, 2021, the Company acquired approximately 0.1 million special voting shares following the de-registration of qualifying common shares from the Loyalty Register, net of the transfer and allocation of special voting shares to those shareholders whose qualifying common shares became eligible to receive special voting shares after the uninterrupted three-year registration period in the Loyalty Register. As of December 31, 2021, the Company held 25.3 million special voting shares in treasury.
Dividend
On March 1, 2022 the Board of Directors of CNH Industrial N.V. recommended and proposed to the Company’s shareholders that the Company declare a dividend of €0.28 per common share, totaling approximately €380 million (equivalent to approximately $426 million, translated at the exchange rate reported by the European Central Bank on February 25, 2022). The proposal is subject to the approval of the Company’s shareholders at the AGM to be held on April 13, 2022.
On March 3, 2021 the Board of Directors of CNH Industrial N.V. recommended and proposed to the Company’s shareholders that the
Company declare a dividend of €0.11 per common share, totaling approximately €150 million (equivalent to approximately $180 million, translated at the exchange rate reported by the European Central Bank on March 1, 2021). The proposal was approved by the Company’s shareholders at the AGM that was held on April 15, 2021.
The Company shall only have power to make distributions to shareholders and other persons entitled to distributable profits to the extent the Company’s equity exceeds the sum of the paid-up portion of the share capital and the reserves that must be maintained in accordance with provision of law. No distribution of profits may be made to the Company itself for shares that the Company holds in its own share capital.